ELOC (Details) - USD ($)		12 Months Ended
	Aug. 28, 2024	Mar. 31, 2025
ELOC [Member]
ELOC [Line Items]
Equity line of credit	$ 25,000,000
Purchase agreement	$ 25,000,000
Common stock shares issued (in Shares)		218,900
Fair value amount		$ 187,500
Total consideration amount		6,692,495
Issuance costs		$ 282,100
White Lion [Member]
ELOC [Line Items]
Common stock shares issued (in Shares)		3,392